DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2024	$ 452
Unrealized Losses During 2024	(392)
Net change	60	$ (516)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2024	90
Unrealized Losses During 2024	(11)
Net change	79	(115)
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2024	361
Unrealized Losses During 2024	(360)
Net change	1	(397)
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2024	1
Unrealized Losses During 2024	(21)
Net change	$ (20)	$ (4)